INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Process Material Stockpiles	$ 2,788	$ 1,083
Concentrate Inventory	1,617	2,467
Materials And Supplies	1,855	1,629
Inventories	$ 6,260	$ 5,179